Severance Indemnities and Pension Plans (Expected Amounts that Will be Amortized from Accumulated OCI in Next Fiscal Year) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	¥ 1,419
Prior service cost	(1,274)
Total	145
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	10,592
Prior service cost	(3,107)
Total	7,485
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Expected amounts that will be amortized from Accumulated OCI in next fiscal year:
Net actuarial loss	693
Prior service cost	(2,046)
Total	¥ (1,353)